Related Party Transaction and Balance	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Related Party Transaction and Balance

12. Related Party Transaction and Balance

a. Nature of relationships with related parties

Name	Relationship with the Company
Kuan Hua KOH	Controlling shareholder and director of the Company

Garden City Private Capital Limited	Major shareholder of the Company and wholly owned by Kuan Hua KOH

b. Transactions with related parties

			For the Six Months Ended June 30,
			2026	2025
Name		Nature	(Unaudited)	(Unaudited)
Kuan Hua KOH	(1)	Repayment from a shareholder	$-	$269,467

(1)	The transactions represented repayment from a shareholder during the period ended June 30, 2025.

(2)	The transactions represented advances to a shareholder during the period ended June 30, 2025.

(3)	Trade financing facilities were guaranteed by the Company’s Chief Executive Officer. For detailed terms regarding this financing facilities, please refer to Note 8 Short-term Bank Loans.

Uni-Fuels Holdings Limited

Notes to Unaudited Condensed Consolidated Financial Statements

For the Six Months Ended June 30, 2026 and 2025